Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 3,523	£ 2,787
Basic weighted average number of shares in issue (in shares)	14,262	14,972
Number of potential ordinary shares (in shares)	513	445
Diluted weighted average number of shares (in shares)	14,775	15,417
Basic earnings per ordinary share (in GBP per share)	£ 0.247	£ 0.186
Diluted earnings per ordinary share (in GBP per share)	£ 0.238	£ 0.181